Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	June 30, 2022	June 30, 2021
Performance equipment	$-	$10,637,926
Office equipment	39,602	38,477
Total	39,602	10,676,403
Less: Accumulated depreciation	(9,374)	(1,516,189)
Property, plant and equipment, net	$30,228	$9,160,214